Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Summary of income taxes

	Thousands of Yen		Thousands of Yen
	2020		2019
	Domestic	Total	Domestic	Total
(Loss) income before income taxes	¥(626,689)	¥(626,689)	¥32,737	¥32,737
Income taxes
Current	19,745	19,745	10,222	10,222
Deferred	(107,264)	(107,264)	5,739	5,739
Total	¥(87,519)	¥(87,519)	¥15,961	¥15,961

Reconciliation of the differences between the effective income tax rates

	2020	2019
Statutory tax rate	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	(13.2)	(10.2)
Nondeductible expenses	(0.3)	3.2
Inhabitant tax-per capita*	(3.2)	24.5
Other-net	0.1	0.7
Effective income tax rate	14.0%	48.8%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2020, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

Temporary differences giving rise to the deferred tax assets and liabilities

	Thousands of Yen
	2020	2019
Deferred tax assets:
Accounts receivable-trade	¥13,485	¥13,485
Provision for bad debt	41,700	50,271
Goodwill	―	1,135
Other prepaid expenses - currently not deductible	―	54,235
Contract liability	154,950	―
Asset retirement obligation	58,543	39,013
Operating lease liability	505,601	563,660
Operating loss carryforwards	484,040	95,490
Other	60,392	51,485
Gross deferred tax assets	1,318,711	868,774
Valuation allowance	(125,376)	(42,395)
Total deferred tax assets	1,193,335	826,379

Deferred tax liabilities:
Property and equipment	(32,433)	(18,141)
Goodwill	(4,073)
Intangible assets	(15,285)	(6,485)
Right-of-use asset - operating lease	(483,437)	(560,336)
Deferred offering costs	―	(17,609)
Advances received	(1,311)	(1,303)
Other	(1,205)	―
Total deferred tax liabilities	(537,744)	(603,874)
Net deferred tax assets	¥655,591	¥222,505

Operating loss carryforwards

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2021 and 2024	¥75,596
Between 2025 and 2028	132,439
2029 and thereafter	1,372,760
Total	¥1,580,795